Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 140,300,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,375.43
Total Offset Amount	0.00
Net Fee	$ 19,375.43